CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (511,714)	$ (164,237)	$ (64,713)
Other comprehensive income / (loss) (Actuarial gain / (loss))	109	(84)	1,016
Comprehensive loss	$ (511,605)	$ (164,321)	$ (63,697)